March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Health Sciences Term Trust (BMEZ)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock Health Sciences Term Trust (BMEZ)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Biotechnology — 37.0%
4D Molecular Therapeutics, Inc.(a)	41,862	$ 389,735
AbbVie, Inc.	59,784	13,002,422
Abcuro, Inc., Series C(a)(b)	241,900	933,734
Abivax SA, ADR(a)	8,695	968,188
Agios Pharmaceuticals, Inc.(a)	99,595	3,369,299
Akeso, Inc.(a)(c)	204,000	3,473,489
Aktis Oncology, Inc.(a)	58,563	1,047,692
Allogene Therapeutics, Inc.(a)	348,877	851,260
Amgen, Inc.(d)	45,282	15,932,472
Apogee Therapeutics, Inc.(a)	40,862	3,439,355
Arcellx, Inc.(a)	31,135	3,574,921
Arcus Biosciences, Inc.(a)	165,805	3,581,388
Argenx SE, ADR(a)	11,933	8,714,073
Ascendis Pharma A/S, ADR(a)	4,166	952,889
Avalo Therapeutics, Inc.(a)	30,621	457,172
Beam Therapeutics, Inc.(a)	76,864	1,831,669
Bicara Therapeutics, Inc.(a)	52,958	1,053,335
Biogen, Inc.(a)(d)	137,487	25,205,492
Biohaven Ltd.(a)	46,808	395,996
BioMarin Pharmaceutical, Inc.(a)	31,662	1,788,586
BioNTech SE, ADR(a)	11,340	1,007,899
BridgeBio Oncology Therapeutics, Inc.(a)	263,669	2,359,838
Bridgebio Pharma, Inc.(a)	136,783	10,157,506
Bright Minds Biosciences, Inc.(a)	31,933	2,330,151
Cogent Biosciences, Inc.(a)	262,694	10,111,092
Corvus Pharmaceuticals, Inc.(a)	24,771	362,400
Cytokinetics, Inc.(a)	17,061	1,124,490
CytomX Therapeutics, Inc.(a)	215,748	1,014,016
Denali Therapeutics, Inc.(a)(e)	78,053	1,498,618
Dianthus Therapeutics, Inc.(a)	62,279	5,226,454
Dyne Therapeutics, Inc.(a)	80,931	1,467,279
Eikon Therapeutics, Inc.(a)(e)	121,628	1,286,824
Enanta Pharmaceuticals, Inc.(a)	69,729	880,677
Erasca, Inc.(a)	159,240	2,576,503
Exelixis, Inc.(a)	210,176	9,014,449
Genmab A/S(a)	58,159	15,663,462
Gilead Sciences, Inc.(d)	214,745	29,929,011
Gossamer Bio, Inc.(a)	60,195	19,774
Halozyme Therapeutics, Inc.(a)	63,226	4,086,296
Immunocore Holdings PLC, ADR(a)	37,226	1,122,364
Immunocore Ltd., Series C, ADR(a)	321,900	9,705,285
Immunome, Inc.(a)	71,450	1,562,611
Incyte Corp.(a)	40,489	3,810,825
Insmed, Inc.(a)	36,385	5,949,675
Intellia Therapeutics, Inc.(a)(e)	131,520	1,686,086
Ionis Pharmaceuticals, Inc.(a)	70,173	5,269,291
Kailera Therapeutics, Inc., Series B, (Acquired 10/31/25, Cost: $3,504,004)(a)(b)(f)	250,286	3,504,004
KalVista Pharmaceuticals, Inc.(a)	70,390	1,416,951
Kiniksa Pharmaceuticals International PLC(a)	64,037	3,083,382
Kodiak Sciences, Inc.(a)	21,542	821,181
Kymera Therapeutics, Inc.(a)	13,937	1,160,813
Moderna, Inc.(a)(d)	549,814	27,930,551
Monte Rosa Therapeutics, Inc.(a)	70,406	1,158,179
MoonLake Immunotherapeutics(a)	43,395	808,883
Natera, Inc.(a)	82,862	16,571,571
Neurocrine Biosciences, Inc.(a)	79,676	10,496,516
Neurogene, Inc.(a)	36,199	729,772
Nuvalent, Inc., Class A(a)	52,024	5,329,859
Security	Shares	Value
Biotechnology (continued)
ORIC Pharmaceuticals, Inc.(a)	99,005	$ 1,254,393
Oruka Therapeutics, Inc.(a)	48,426	2,375,295
Palvella Therapeutics, Inc.(a)	21,246	2,648,314
Protagonist Therapeutics, Inc.(a)	68,855	7,257,317
PTC Therapeutics, Inc.(a)	34,361	2,341,015
REGENXBIO, Inc.(a)	81,282	681,143
ReNAgade Therapeutics, Inc., Series A-2(a)(b)	3,584,906	13,049,058
Revolution Medicines, Inc.(a)	46,968	4,567,638
Rhythm Pharmaceuticals, Inc.(a)	111,452	9,692,980
Roivant Sciences Ltd.(a)	240,456	6,660,631
Sagimet Biosciences, Inc., Series A(a)(e)	220,227	1,150,686
Scholar Rock Holding Corp.(a)	30,077	1,478,585
Stoke Therapeutics, Inc.(a)	132,656	4,319,279
Summit Therapeutics, Inc.(a)(e)	116,250	2,204,100
Syndax Pharmaceuticals, Inc.(a)	24,320	568,115
TScan Therapeutics, Inc.(a)	407,010	411,080
United Therapeutics Corp.(a)	3,080	1,826,378
Upstream Bio, Inc.(a)	56,530	508,770
Vertex Pharmaceuticals, Inc.(a)	20,900	9,332,686
Viking Therapeutics, Inc.(a)	56,322	1,832,718
Viridian Therapeutics, Inc.(a)	173,120	3,386,227
Vor BioPharma, Inc.(a)	43,710	779,786
Voyager Therapeutics, Inc.(a)	141,787	547,298
Zealand Pharma A/S(a)	46,920	2,185,064
		374,256,261
Health Care Equipment & Supplies — 9.9%
Abbott Laboratories(d)	68,889	7,072,834
Boston Scientific Corp.(a)(d)	151,277	9,492,632
Dexcom, Inc.(a)(d)	173,259	10,880,665
Edwards Lifesciences Corp.(a)(d)	277,879	22,252,550
EXO Imaging, Inc., (Acquired 06/24/21, Cost: $13,225,003)(a)(b)(f)	22,576	8,353
Glaukos Corp.(a)	12,098	1,302,471
Hologic, Inc.(a)	137,197	10,370,721
Insulet Corp.(a)	21,493	4,510,091
Intuitive Surgical, Inc.(a)	23,573	10,866,917
Lantheus Holdings, Inc.(a)	48,294	3,663,100
Medline, Inc., Class A(a)	141,863	6,312,904
Medtronic PLC	115,270	9,988,146
Novocure Ltd.(a)	210,016	2,289,174
Nucleix Ltd., (Acquired 04/10/24, Cost: $1,300,000)(a)(b)(f)	1,300	1,030,276
Nyxoah SA(a)(e)	112,019	327,095
		100,367,929
Health Care Providers & Services(a) — 2.3%
Guardant Health, Inc.(d)	221,348	20,445,915
RadNet, Inc.(e)	46,906	2,621,576
		23,067,491
Life Sciences Tools & Services — 10.9%
Agilent Technologies, Inc.	112,566	12,830,273
Bio-Rad Laboratories, Inc., Class A(a)(e)	17,608	4,908,230
Bio-Techne Corp.	169,594	8,862,982
Bruker Corp.	64,684	2,336,386
Charles River Laboratories International, Inc.(a)(e)	60,883	10,502,318
Danaher Corp.	53,519	10,147,202
Illumina, Inc.(a)	116,338	14,339,822
IQVIA Holdings, Inc.(a)	46,747	7,972,233
Lonza Group AG, Registered Shares	23,258	14,920,434
Qiagen NV	85,732	3,432,709
Tempus AI, Inc., Class A(a)(e)	77,823	3,519,156

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Health Sciences Term Trust (BMEZ)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.	15,447	$ 7,592,664
Waters Corp.(a)	14,015	4,173,667
Wuxi Biologics Cayman, Inc.(a)(c)	1,152,500	4,956,317
		110,494,393
Pharmaceuticals — 23.2%
Alumis, Inc.(a)	101,619	2,238,667
Arvinas, Inc.(a)	94,854	1,005,452
AstraZeneca PLC	57,869	11,412,924
Axsome Therapeutics, Inc.(a)	28,760	4,861,015
Bristol-Myers Squibb Co.	177,819	10,784,722
Daiichi Sankyo Co. Ltd.	93,900	1,679,933
Edgewise Therapeutics, Inc.(a)(e)	89,151	2,808,257
Eisai Co. Ltd.	304,900	9,545,445
Elanco Animal Health, Inc.(a)(e)	210,509	5,037,480
Enliven Therapeutics, Inc.(a)	54,885	2,151,492
EyePoint, Inc.(a)	75,092	967,936
Galderma Group AG	29,482	5,794,206
GSK PLC	521,765	14,372,267
GSK PLC, ADR	112,532	6,210,641
Johnson & Johnson(d)	145,639	35,599,996
LB Pharmaceuticals, Inc.(a)	207,987	5,128,959
Maze Therapeutics, Inc.(a)	44,725	1,335,041
MBX Biosciences, Inc.(a)	128,549	3,837,188
Merck & Co., Inc.(d)	262,388	31,562,653
Novartis AG, Class N, Registered Shares	104,397	16,024,346
Nuvation Bio, Inc., Class A(a)	283,833	1,217,644
Ocular Therapeutix, Inc.(a)	76,913	651,453
Pfizer, Inc.	538,786	15,129,111
Roche Holding AG	42,839	17,096,653
Terns Pharmaceuticals, Inc.(a)	155,371	8,191,159
Teva Pharmaceutical Industries Ltd., ADR(a)	212,205	6,391,615
UCB SA	44,287	13,343,531
WaVe Life Sciences Ltd.(a)	96,283	698,052
		235,077,838
Total Common Stocks — 83.3% (Cost: $749,175,409)		843,263,912

	Benefical Interest (000)
Other Interests
Biotechnology(b)(f)(g) — 0.1%
Affinivax, Inc., (Acquired 08/18/22, Cost: $ —)	$183	672,212
Amunix Pharmaceuticals, Inc., (Acquired 02/08/22, Cost: $ —)	5,657	169,712
Total Other Interests — 0.1% (Cost: $ — )		841,924

	Shares
Preferred Securities
Preferred Stocks — 12.6%
Biotechnology(b) — 7.0%
Abcuro, Inc., Series B(a)	1,092,954	1,136,672
Adarx Pharamaceuticals, Inc., Series C, (Acquired 08/02/23, Cost: $7,160,001)(a)(f)	860,577	11,282,164
Security	Shares	Value
Biotechnology (continued)
Angitia Biopharmaceuticals Ltd., Series D, (Acquired 01/27/26, Cost: $2,923,903)(a)(f)	296,024	$ 2,927,677
Bright Peak Therapeutics, Inc., Series B, (Acquired 05/14/21, Cost: $8,000,004)(a)(f)	3,191,830	2,393,873
Cellarity, Inc., Series B, Class B, (Acquired 01/15/21, Cost: $14,584,998)(a)(f)	2,430,833	5,931,233
Genesis Therapeutics, Inc., Series B, (Acquired 08/10/23, Cost: $6,999,996)(a)(f)	1,370,506	7,496,668
Goldfinch Bio, Inc., Series B, (Acquired 06/26/20, Cost: $3,561,633)(a)(f)	3,409,215	1,022,765
Kartos Therapeutics, Inc.(a)(f)
(Acquired 02/12/26, Cost: $531,322)	531,322	533,766
Series C, (Acquired 08/22/23, Cost: $7,539,875)	1,333,783	7,575,887
Series D, (Acquired 02/19/25, Cost: $2,074,436)	366,962	2,084,344
Laronde, Inc., Series B, (Acquired 07/28/21, Cost: $13,498,156)(a)(f)	482,077	9,313,728
Mirvie, Inc.(a)
Series B, (Acquired 10/15/21, Cost: $6,250,000)(f)	2,793,833	4,134,873
Series C	724,806	1,630,814
NiKang Therapeutics, Inc., Series C, (Acquired 05/20/21, Cost: $7,999,996)(a)(f)	1,394,189	5,339,744
Numab Therapeutics AG, Series C, (Acquired 05/07/21, Cost: $9,204,219)(f)	1,139,305	8,107,360
		70,911,568
Health Care Equipment & Supplies(a)(b)(f) — 0.8%
EXO Imaging, Inc., Series D, (Acquired 07/24/24, Cost: $640,450)	1,053,928	779,907
Nucleix Ltd., Series AA, (Acquired 03/25/21, Cost: $6,929,998)	2,379,480	1,570,457
Quanta Dialysis Technologies Ltd., Series D, (Acquired 06/18/21, Cost: $14,071,890)	115,766,240	5,516,217
Swift Health Systems, Inc., Series D, (Acquired 08/27/21, Cost: $6,441,930)	2,078	4,634
		7,871,215
Health Care Providers & Services — 0.5%
Everly Well, Inc., Series D, (Acquired 11/25/20, Cost: $9,999,986)(a)(b)(f)	382,775	5,022,008
Life Sciences Tools & Services — 1.2%
Sartorius AG	47,229	11,817,487
Pharmaceuticals(a)(b)(f) — 0.8%
Insitro, Inc.
Series B, (Acquired 05/21/20, Cost: $5,000,000)	802,478	6,708,716
Series C, (Acquired 03/10/21, Cost: $3,600,018)	196,818	1,645,398
		8,354,114
Semiconductors & Semiconductor Equipment — 2.3%
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $14,999,996)(a)(b)(f)	571,947	23,650,008
		127,626,400
Total Preferred Securities — 12.6% (Cost: $172,208,659)		127,626,400
Rights
Biotechnology(b) — 0.0%
Blueprint Medicines Corp., CVR	36,582	36,582
Korro Bio, Inc., CVR	231,775	2
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Health Sciences Term Trust (BMEZ)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Mirati Therapeutics, Inc. CVR(e)	180,175	$ 142,338
Vigil Neuroscience, Inc., CVR	131,344	6,567
		185,489
Health Care Equipment & Supplies — 0.0%
Abiomed, Inc., CVR(b)	98,636	228,836
Total Rights — 0.0% (Cost: $250,126)		414,325
Warrants
Biotechnology — 0.0%
Goldfinch Ltd., (Issued/Exercisable 02/10/26, 1 Share for 1 Warrant, Expires 11/20/35, Strike Price USD 1.18)(a)(b)	441,503	4
Total Warrants — 0.0% (Cost: $461,242)		4
Total Long-Term Investments — 96.0% (Cost: $922,095,436)		972,146,565
Short-Term Securities
Money Market Funds — 5.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(h)(i)(j)	7,754,002	7,755,553
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.55%(h)(i)	48,671,382	48,671,382
Total Short-Term Securities — 5.6% (Cost: $56,426,935)		56,426,935
Total Investments — 101.6% (Cost: $978,522,371)		1,028,573,500
Liabilities in Excess of Other Assets — (1.6)%		(15,968,671)
Net Assets — 100.0%		$ 1,012,604,829

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)	All or a portion of this security is on loan.
(f)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $118,425,984, representing 11.7% of its net assets as of period end, and an original cost of $170,041,814.

(g)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 4,824,349	$ 2,932,071 (a)	$ —	$ (867)	$ —	$ 7,755,553	7,754,002	$ 10,621 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	17,470,438	31,200,944 (a)	—	—	—	48,671,382	48,671,382	213,625	—
				$ (867)	$ —	$ 56,426,935		$ 224,246	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Health Sciences Term Trust (BMEZ)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$ 325,742,165	$ 31,027,300	$ 17,486,796	$ 374,256,261
Health Care Equipment & Supplies	99,329,300	—	1,038,629	100,367,929
Health Care Providers & Services	23,067,491	—	—	23,067,491
Life Sciences Tools & Services	90,617,642	19,876,751	—	110,494,393
Pharmaceuticals	157,221,457	77,856,381	—	235,077,838
Other Interests	—	—	841,924	841,924
Preferred Securities
Preferred Stocks	—	11,817,487	115,808,913	127,626,400
Rights	—	—	414,325	414,325
Warrants	—	—	4	4
Short-Term Securities
Money Market Funds	56,426,935	—	—	56,426,935
	$752,404,990	$140,577,919	$135,590,591	$1,028,573,500
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Other Interests	Preferred Stocks	Rights	Warrants	Total
Assets
Opening balance, as of December 31, 2025	$ 15,261,821	$ 2,156,621	$ 126,072,047	$ 412,606	$ —	$ 143,903,095
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—
Accrued discounts/premiums	—	—	—	—	—	—
Net realized gain (loss)	(18,325,999)	—	—	—	—	(18,325,999)
Net change in unrealized appreciation (depreciation)(a)	21,589,603	(1,314,697)	(12,736,145)	1,719	(461,237)	7,079,243
Purchases	—	—	3,455,226	—	461,241	3,916,467
Sales	—	—	(982,215)	—	—	(982,215)
Closing balance, as of March 31, 2026	$ 18,525,425	$ 841,924	$ 115,808,913	$ 414,325	$ 4	$ 135,590,591
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026(a)	$ 3,291,197	$ (1,314,697)	$ (12,736,145)	$ 1,719	$ (461,237)	$ (11,219,163)

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Health Sciences Term Trust (BMEZ)

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $6.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Preferred Stocks	$115,808,913	Market	Revenue Multiple	1.88x-8.86x	2.64x
			Volatility	60%-90%	76%
			Time to Exit	1.0 -4.0 years	2.9 years
			Market Adjustment Multiple	0.25x -1.80x	1.02x
		Income	Discount Rate	4%-19%	9%

Common Stocks	18,525,425	Market	Revenue Multiple	1.88x
			Volatility	60% -90%	83%
			Time to Exit	1.0 -3.0 years	2.5 years
			Market Adjustment Multiple	0.25x -0.85x	0.56x
		Income	Discount Rate	19%

Other Interests	841,924	Income	Discount Rate	4% -4%	4%

Rights	414,323	Income	Discount Rate	4% -5%	4%

	$135,590,585

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.

Portfolio Abbreviation
ADR	American Depositary Receipt
CVR	Contingent Value Right